RELATED PARTY TRANSACTIONS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 First Disposal Group [Member] USD ($)	Dec. 31, 2013 First Disposal Group [Member] CNY	Dec. 31, 2012 First Disposal Group [Member] USD ($)	Dec. 31, 2012 First Disposal Group [Member] CNY	Dec. 31, 2013 Second Disposal Group [Member] USD ($)
Related Party Transaction [Line Items]
Guaranty Fee Income	$ 750	$ 250	$ 1,000	6,130	$ 250	779	$ 750